Provision for reclamation (Tables)	12 Months Ended
Dec. 31, 2022
Provision for reclamation [Abstract]
Disclosure of other provisions

	2022	2021
Balance, beginning of year	$337,480	$352,244
Amount derecognized due to loss of control of the Kumtor Mine	—	(56,451)
Changes in estimate	75,705	24,525
Changes in discount rate	(168,520)	15,057
Accretion	5,616	1,626
Liabilities settled	(3,926)	(470)
Foreign exchange revaluation	(7,546)	949
Balance, end of year	$238,809	$337,480
Current portion of reclamation provision	$10,942	$6,168
Non-current portion of reclamation provision	227,867	331,312
Total provision for reclamation	$238,809	$337,480